UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from March 25, 2021 to April 30, 2021

Commission File Number of issuing entity: 333-239650-03

Central Index Key Number of issuing entity: 0001842012

Carvana Auto Receivables Trust 2021-N1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-239650

Central Index Key Number of depositor: 0001770373

Carvana Receivables Depositor LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001576462

Carvana, LLC

(Exact name of sponsor as specified in its charter)

Mike McKeever, President and Chief Executive Officer, (480) 719-8809

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

86-6374712

(I.R.S. Employer Identification No.)

1930 West Rio Salado Parkway, Tempe, AZ 85281

(Address, including zip code, of principal executive offices of the issuing entity)

(480) 719-8809

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

	Registered/reporting pursuant to (check one):			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Asset Backed Notes, Class A	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐
Asset Backed Notes, Class C	☐	☐	☒	☐
Asset Backed Notes, Class D	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the asset pool of Carvana Auto Receivables Trust 2021-N1 (the “Issuing Entity”) for the reporting period covered by this Form 10-D (the “Reporting Period”) is set forth in the Servicer’s Certificate, attached hereto as Exhibit 99.1 and incorporated by reference into this Item 1.

No assets held by Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the Reporting Period.

Carvana Receivables Depositor LLC (Central Index Key Number: 0001770373), as securitizer, most recently filed a Form ABS-15G on January 25, 2021, with the Securities and Exchange Commission (the “Commission”) with respect to all asset-backed securities sponsored by it.

Item 1A.	Asset-Level Information.

Asset level data for the Reporting Period is included in Exhibit 102 to the each of the Form ABS-EE filed by the Issuing Entity with the Commission on the date hereof (“Form ABS-EE”) and is incorporated by reference into this Item 1A.

Additional asset level information or explanatory language is included in Exhibit 103 to each Form ABS-EE and is also incorporated by reference into this Item 1A.

Item 1B.	Asset Representations Reviewer and Investor Communication.

None.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

Wells Fargo Bank, National Association (“Wells Fargo Bank”), as Indenture Trustee, has furnished the Depositor with the following information regarding legal proceedings with respect to Wells Fargo Bank:

In December 2014, Phoenix Light SF Limited and certain related entities and the National Credit Union Administration (NCUA) filed complaints in the United States District Court for the Southern District of New York against Wells Fargo Bank, alleging claims against Wells Fargo Bank in its capacity as trustee for a number of residential mortgage-backed securities trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. Wells Fargo Bank previously settled two class action lawsuits with similar allegations that were filed in November 2014 and December 2016 by institutional investors in the Southern District of New York and New York state court, respectively.

In addition to the foregoing cases, in August 2014 and August 2015 Nomura Credit & Capital Inc. (“Nomura”) and Natixis Real Estate Holdings, LLC (“Natixis”) filed a total of seven third-party complaints against Wells Fargo Bank in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with residential mortgage-backed securities sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo Bank, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo Bank failed to perform default oversight duties. Wells Fargo Bank has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo Bank notice of their representation and warranty breaches.

With respect to each of the foregoing litigations, Wells Fargo Bank believes plaintiffs’ claims are without merit and intends to contest the claims vigorously, but there can be no assurances as to the outcome of the litigations or the possible impact of the litigations on Wells Fargo Bank or the related RMBS trusts.

Item 3.	Sales of Securities and Use of Proceeds.

The information included in Item 8.01 of the Issuing Entity’s Current Report on Form 8-K, filed with the Commission on March 30, 2021, is incorporated by reference into this Item 3.

Item 4.	Defaults Upon Senior Securities.

None.

Item 5.	[Reserved.]

Item 6.	Significant Obligors of Pool Assets.

None.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

None.

Item 9.	Other Information.

None.

Item 10.	Exhibits.

10.1	Amendment No. 1 to Receivables Purchase Agreement, dated May 7, 2021, between Carvana and the Depositor.

99.1	Servicer’s Certificate, relating to the May 10, 2021 distribution.

102	Asset Data File for the Period from April 1, 2021 to April 30, 2021 (incorporated by reference to Exhibit 102 to the related Form ABS-EE).

102.1	Asset Data File for the Period from March 1, 2021 to March 31, 2021 (incorporated by reference to Exhibit 102 to the related Form ABS-EE).

103	Asset Related Document for the Period from April 1, 2021 to April 30, 2021 (incorporated by reference to Exhibit 103 to the related Form ABS-EE).

103.1	Asset Related Document for the Period from March 1, 2021 to March 31, 2021 ( (incorporated by reference to Exhibit 103 to the related Form ABS-EE).

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

	By:	CARVANA RECEIVABLES DEPOSITOR LLC
(Depositor)

Date: May 18, 2021	/s/ Mike McKeever
Mike McKeever
President and Chief Executive Officer